Principal Accounting Policies (Short-term Investments and Time Deposit with Maturity over One Year) (Narrative) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Short-term investments pledged for long-term bank borrowings		646,000,000
Time deposits with maturity over one year pledged for long-term bank borrowings	466,000	2,892,000	723,000,000
Bank borrowings, pledged by short-term investments and time deposits		593,500,000